Long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt
As of December 31, 2015 and 2014, the Company had the following debt:

(In US$ millions), unless stated otherwise	December 31, 2015	December 31, 2014
Credit facilities:
$700 facility	—	420
$2,000 facility (NADL)	1,200	1,367
$400 facility	240	280
$420 facility	—	351
$440 facility	224	258
$450 facility	—	416
$1,450 facility	393	433
$360 facility (Asia Offshore Drilling)	273	309
$300 facility	186	210
$1,750 facility (Sevan Drilling)	1,085	1,225
$150 facility	—	150
$450 Eminence facility	344	397
$1,500 facility	1,344	1,469
$1,350 facility	1,181	1,317
$950 facility	688	—
$450 facility (2015)	215	—
Total credit facilities	7,373	8,602

Ship Finance Loans
$375 facility (SFL Hercules)	256	284
$390 facility (SFL Deepwater)	221	303
$475 facility (SFL Linus)	354	451
Total Ship Finance Loans	831	1,038

Unsecured bonds
NOK1,800 million bond	203	242
$350 bond	—	342
$1,000 bond	948	1,000
$500 bond	479	479
NOK1,500 million bond (NADL)	161	190
$ 600 bond (NADL)	413	413
SEK 1,500 bond	177	190
Total unsecured bonds	2,381	2,856

Other credit facilities with corresponding restricted cash deposits	76	124
Total debt principal	10,661	12,620

Less: current portion	(1,526)	(2,309)
Long-term portion	9,135	10,311

Schedule of Debt Issuance Costs Against Current and Long-Term Debt
Details of the debt issuance costs netted against the current and long-term debt for each of the periods presented are shown below.

	Outstanding balance as at December 31, 2015
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Current portion of long-term debt	1,526	(37)	1,489
Long-term debt	9,135	(81)	9,054
Total	10,661	(118)	10,543

	Outstanding debt as at December 31, 2014
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Current portion of long-term debt	2,309	(42)	2,267
Long-term debt	10,311	(103)	10,208
Total	12,620	(145)	12,475

Maturities of Outstanding Debt
The outstanding debt as of December 31, 2015 is repayable as follows:

(In US$ millions)	December 31, 2015
2016	1,526
2017	2,872
2018	2,432
2019	2,817
2020	1,014
2021 and thereafter	—
Total debt principal	10,661